Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Consolidated Statements of Operations and Comprehensive Income (Loss)
Sales to third parties	$ 64,128,547	$ 110,364,887	$ 99,212,363
Sales to related parties	2,785	0	1,016
Revenues	64,131,332	110,364,887	99,213,379
Cost of revenues	(60,257,618)	(106,078,132)	(93,775,293)
Gross profit	3,873,714	4,286,755	5,438,086
Operating expenses
Bad debt	(418,661)	32,007	(57,173)
Selling and distribution	(135,848)	(145,292)	(305,367)
General and administrative	(2,523,520)	(2,132,095)	(4,133,178)
Total operating expenses	(3,078,029)	(2,245,380)	(4,495,718)
Income from operations	795,685	2,041,375	942,368
Other (expense) income
Change in fair value of derivative liability	0	873,767	419,649
Interest income	3,887	743,858	516,869
Interest expense	(1,690,551)	(650,813)	(134,144)
Amortization of debt issuance costs	(60,301)	(1,691,609)	(48,160)
Government grant	0	1,439,208	0
Other income, net	265,429	101,520	409,030
Loss on disposal of subsidiaries	(3,941,657)	0	0
Total other (expense) income, net	(5,423,193)	815,931	1,163,244
(Loss) income before income taxes	(4,627,508)	2,857,306	2,105,612
Income tax (expense) benefit	(264)	(313,493)	118,367
Net (loss) income	(4,627,772)	2,543,813	2,223,979
Less: net income attributable to non-controlling interest	26,907	0	0
Net (loss) income attributable to Farmmi, Inc.	(4,654,679)	2,543,813	2,223,979
Comprehensive income (loss)
Net income (loss) attributable to Farmmi, Inc.	(4,654,679)	2,543,813	2,223,979
Foreign currency translation adjustment	10,751,380	(4,281,978)	(16,344,967)
Comprehensive income (loss) attributable to Farmmi, Inc.	$ 6,096,701	$ (1,738,165)	$ (14,120,988)
Weighted average number of ordinary shares
Basic	7,088,326	3,628,923	2,905,984
Diluted	7,088,326	8,452,875	2,905,984
(Loss) earnings per ordinary share
Basic	$ (0.66)	$ 0.70	$ 0.77
Diluted	$ (0.66)	$ 0.30	$ 0.77